Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements
FUTURE ACCOUNTING PRONOUNCEMENTS

Leases

ASU No. 2016-02, Leases ("ASC 842"), issued in February 2016, is effective for Fortis January 1, 2019 and is to be applied using a modified retrospective approach or an optional transition method with implementation options, referred to as practical expedients. Principally, it requires balance sheet recognition of a right-of-use asset and a lease liability by lessees for those leases that are classified as operating leases, along with additional disclosures.

Fortis has selected the optional transition method, which allows entities to continue to apply the current lease guidance in the comparative periods presented in the year of adoption and apply the transition provisions of the new guidance on the effective date of the new guidance. Fortis elected a package of practical expedients that allowed it to not reassess the lease classification of existing leases or whether existing contracts, including land easements, are or contain a lease. Finally, Fortis utilized the hindsight practical expedient to determine the lease term.

Upon adoption, Fortis will recognize right-of-use assets and corresponding lease liabilities of approximately $50 million for operating leases primarily related to office facilities and utility property. Operating leases related to vehicles and office equipment were identified and quantified as immaterial. Fortis has not identified an adjustment to opening retained earnings, and there will be no impact on earnings or cash flows.

Fortis implemented changes to processes and control activities related to monitoring the adoption of ASC 842 and made changes to accounting policies associated with accounting for lease assets and liabilities, and related income and expense, as of January 1, 2019.

Financial Instruments

ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, issued in June 2016, is effective for Fortis January 1, 2020 and is to be applied on a modified retrospective basis. Principally, it requires entities to use an expected credit loss methodology and to consider a broader range of reasonable and supportable information to estimate credit losses. The adoption of this ASU will not have a material impact on the consolidated financial statements and related disclosures.

Hedging

ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities, issued in August 2017, is effective for Fortis January 1, 2019. Principally, it better aligns risk management activities and financial reporting for hedging relationships through changes to designation, measurement, presentation and disclosure guidance. For cash flow and net investment hedges that existed at the date of adoption, the amendments were applied as a cumulative-effect adjustment related to eliminating the separate measurement of ineffectiveness to accumulated other comprehensive income with a corresponding adjustment to opening retained earnings. Amended presentation and disclosure guidance was applied prospectively. The adoption of this ASU will not have a material impact on the consolidated financial statements and related disclosures.

Fair Value Measurement Disclosures

ASU No. 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement, issued in August 2018, is effective for Fortis January 1, 2020 and is to be primarily applied on a retrospective basis, with certain disclosures requiring prospective application. Principally, it improves the effectiveness of financial statement note disclosures by clarifying what is required and important to users of the financial statements. In addition, the amendment removes (a) the amount of, and reasons for, transfers between level 2 and level 3 of the fair value hierarchy, (b) the policy for timing of transfers between levels, and (c) the valuation processes for level 3 fair value measurements. Fortis does not expect the adoption of this ASU to have a material impact on the related disclosures.

Pensions and Other Post-Retirement Plan Disclosures

ASU No. 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans, issued in August 2018, is effective for Fortis January 1, 2021 and is to be applied on a retrospective basis for all periods presented. Principally, it modifies the disclosure requirements for employers with defined pension or other post-retirement plans and clarifies disclosure requirements. In addition, the amendments remove (a) the amounts in accumulated other comprehensive income expected to be recognized as components of net period benefit costs over the next fiscal period, (b) the amount and timing of plan assets expected to be returned to the employer, and (c) the effects of a one-percentage-point change on the assumed health care costs and the change in rates on service cost, interest cost and the benefit obligation for post-retirement health care benefits. Fortis does not expect the adoption of this ASU to have a material impact on the related disclosure.